PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4.

PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets are summarized as follows:

	December 31,
	2012	2011
Prepaid insurance	$38,173	$34,516
Vendor advances	1,055	26,600
Prepaid professional fees	44,000	10,000
Other	23,839	10,734
Total prepaid expenses and other current assets	$107,067	$81,850